SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
FDIC limit	$ 250,000			$ 250,000
Antidilutive securities	0	0		0	0
Variable lease costs			$ 0
Estimated useful life				5 years
Impairment long-lived asset				$ 0	$ 0